Other disclosures - Risk Management and Principal Risks - Gross exposure for loans and advances at amortised cost (audited) (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Gross exposure [member] | Loans and advances [member]
Loans and advances at amortised cost
Opening/Beginning balance		£ 140,802	[1]	£ 324,846
Disposal of business to Barclays Bank UK PLC				(187,570)
Net transfers between stages				0
Business activity in the year				52,816
Net drawdowns and repayments				(4,713)
Final repayments				(37,958)
Disposals				(5,163)
Write-offs				(1,456)
Closing/Ending balance	[1]			140,802
Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance		13,540
Business activity in the year		785
Changes to models used for calculation	[2]	0
Net drawdowns and repayments		(921)
Final repayments		(1,262)
Disposals	[3]	(787)
Write-offs	[4]	(21)
Closing/Ending balance		11,334	[5]	13,540
Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance		36,552
Business activity in the year		6,363
Changes to models used for calculation	[2]	0
Net drawdowns and repayments		(2,939)
Final repayments		(2,634)
Disposals	[3]	(54)
Write-offs	[4]	(1,168)
Closing/Ending balance		36,120	[5]	36,552
Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance		90,710
Business activity in the year		33,241
Changes to models used for calculation	[2]	0
Net drawdowns and repayments		8,120
Final repayments		(34,089)
Disposals	[3]	0
Write-offs	[4]	(104)
Closing/Ending balance		97,878	[5]	90,710
Impairment allowance [member] | Loans and advances [member]
Loans and advances at amortised cost
Opening/Beginning balance		3,843	[1],[6]	7,102
Disposal of business to Barclays Bank UK PLC				(2,936)
Net transfers between stages				0
Business activity in the year				362
Net drawdowns and repayments				1,046
UK economic uncertainty adjustment				50
Final repayments				(271)
Disposals				(54)
Write-offs				(1,456)
Closing/Ending balance	[1],[6]			3,843
Impairment allowance [member] | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance		380
Business activity in the year		1
Changes to models used for calculation	[2]	0
Net drawdowns and repayments		1
Final repayments		(8)
Disposals	[3]	(5)
Write-offs	[4]	(21)
Closing/Ending balance		348	[5]	380
Impairment allowance [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance		2,761
Business activity in the year		141
Changes to models used for calculation	[2]	(48)
Net drawdowns and repayments		1,046
Final repayments		(83)
Disposals	[3]	(32)
Write-offs	[4]	(1,168)
Closing/Ending balance		2,617	[5]	2,761
Impairment allowance [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance		702
Business activity in the year		66
Changes to models used for calculation	[2]	(28)
Net drawdowns and repayments		257
Final repayments		(162)
Disposals	[3]	0
Write-offs	[4]	(104)
Closing/Ending balance		731	[5]	702
Stage 1 [member] | Gross exposure [member] | Loans and advances [member]
Loans and advances at amortised cost
Opening/Beginning balance		122,589	[1]	266,173
Disposal of business to Barclays Bank UK PLC				(155,390)
Net transfers between stages				4,999
Business activity in the year				51,044
Net drawdowns and repayments				(5,635)
Final repayments				(33,493)
Disposals				(5,109)
Write-offs				0
Closing/Ending balance	[1]			122,589
Stage 1 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance		11,486
Business activity in the year		785
Changes to models used for calculation	[2]	0
Net drawdowns and repayments		(793)
Final repayments		(1,042)
Disposals	[3]	(723)
Write-offs	[4]	0
Closing/Ending balance		9,604	[5]	11,486
Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance		29,548
Business activity in the year		6,007
Changes to models used for calculation	[2]	0
Net drawdowns and repayments		(3,690)
Final repayments		(2,266)
Disposals	[3]	0
Write-offs	[4]	0
Closing/Ending balance		29,541	[5]	29,548
Stage 1 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance		81,555
Business activity in the year		31,714
Changes to models used for calculation	[2]	0
Net drawdowns and repayments		7,366
Final repayments		(31,622)
Disposals	[3]	0
Write-offs	[4]	0
Closing/Ending balance		89,200	[5]	81,555
Stage 1 [member] | Impairment allowance [member] | Loans and advances [member]
Loans and advances at amortised cost
Opening/Beginning balance		489	[1],[6]	608
Disposal of business to Barclays Bank UK PLC				(168)
Net transfers between stages				664
Business activity in the year				191
Net drawdowns and repayments				(740)
UK economic uncertainty adjustment				0
Final repayments				(66)
Disposals				0
Write-offs				0
Closing/Ending balance	[1],[6]			489
Stage 1 [member] | Impairment allowance [member] | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance		26
Business activity in the year		1
Changes to models used for calculation	[2]	0
Net drawdowns and repayments		(19)
Final repayments		(1)
Disposals	[3]	(1)
Write-offs	[4]	0
Closing/Ending balance		16	[5]	26
Stage 1 [member] | Impairment allowance [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance		356
Business activity in the year		75
Changes to models used for calculation	[2]	16
Net drawdowns and repayments		(318)
Final repayments		(26)
Disposals	[3]	0
Write-offs	[4]	0
Closing/Ending balance		362	[5]	356
Stage 1 [member] | Impairment allowance [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance		107
Business activity in the year		44
Changes to models used for calculation	[2]	(9)
Net drawdowns and repayments		(33)
Final repayments		(30)
Disposals	[3]	0
Write-offs	[4]	0
Closing/Ending balance		114	[5]	107
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Loans and advances [member]
Loans and advances at amortised cost
Opening/Beginning balance		14,024		49,592
Disposal of business to Barclays Bank UK PLC				(27,978)
Net transfers between stages				(6,196)
Business activity in the year				1,650
Net drawdowns and repayments				767
Final repayments				(3,811)
Disposals				0
Write-offs				0
Closing/Ending balance				14,024
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance		860
Business activity in the year		0
Changes to models used for calculation	[2]	0
Net drawdowns and repayments		(58)
Final repayments		(61)
Disposals	[3]	(62)
Write-offs	[4]	0
Closing/Ending balance		674	[5]	860
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance		4,926
Business activity in the year		311
Changes to models used for calculation	[2]	0
Net drawdowns and repayments		410
Final repayments		(166)
Disposals	[3]	0
Write-offs	[4]	0
Closing/Ending balance		4,450	[5]	4,926
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance		8,238
Business activity in the year		1,496
Changes to models used for calculation	[2]	0
Net drawdowns and repayments		615
Final repayments		(2,105)
Disposals	[3]	0
Write-offs	[4]	0
Closing/Ending balance		7,515	[5]	8,238
Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Loans and advances [member]
Loans and advances at amortised cost
Opening/Beginning balance		1,255	[6]	3,112
Disposal of business to Barclays Bank UK PLC				(1,490)
Net transfers between stages				(995)
Business activity in the year				114
Net drawdowns and repayments				597
UK economic uncertainty adjustment				50
Final repayments				(133)
Disposals				0
Write-offs				0
Closing/Ending balance	[6]			1,255
Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance		47
Business activity in the year		0
Changes to models used for calculation	[2]	0
Net drawdowns and repayments		19
Final repayments		(2)
Disposals	[3]	(4)
Write-offs	[4]	0
Closing/Ending balance		40	[5]	47
Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance		972
Business activity in the year		56
Changes to models used for calculation	[2]	(57)
Net drawdowns and repayments		346
Final repayments		(26)
Disposals	[3]	0
Write-offs	[4]	0
Closing/Ending balance		784	[5]	972
Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance		236
Business activity in the year		22
Changes to models used for calculation	[2]	(19)
Net drawdowns and repayments		70
Final repayments		(41)
Disposals	[3]	0
Write-offs	[4]	0
Closing/Ending balance		234	[5]	236
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Loans and advances [member]
Loans and advances at amortised cost
Opening/Beginning balance		4,189	[1]	9,081
Disposal of business to Barclays Bank UK PLC				(4,202)
Net transfers between stages				1,197
Business activity in the year				122
Net drawdowns and repayments				155
Final repayments				(654)
Disposals				(54)
Write-offs				(1,456)
Closing/Ending balance	[1]			4,189
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance		1,194
Business activity in the year		0
Changes to models used for calculation	[2]	0
Net drawdowns and repayments		(70)
Final repayments		(159)
Disposals	[3]	(2)
Write-offs	[4]	(21)
Closing/Ending balance		1,056	[5]	1,194
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance		2,078
Business activity in the year		45
Changes to models used for calculation	[2]	0
Net drawdowns and repayments		341
Final repayments		(202)
Disposals	[3]	(54)
Write-offs	[4]	(1,168)
Closing/Ending balance		2,129	[5]	2,078
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance		917
Business activity in the year		31
Changes to models used for calculation	[2]	0
Net drawdowns and repayments		139
Final repayments		(362)
Disposals	[3]	0
Write-offs	[4]	(104)
Closing/Ending balance		1,163	[5]	917
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Loans and advances [member]
Loans and advances at amortised cost
Opening/Beginning balance		2,099	[1],[6]	3,382
Disposal of business to Barclays Bank UK PLC				(1,278)
Net transfers between stages				331
Business activity in the year				57
Net drawdowns and repayments				1,189
UK economic uncertainty adjustment				0
Final repayments				(72)
Disposals				(54)
Write-offs				(1,456)
Closing/Ending balance	[1],[6]			2,099
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance		307
Business activity in the year		0
Changes to models used for calculation	[2]	0
Net drawdowns and repayments		1
Final repayments		(5)
Disposals	[3]	0
Write-offs	[4]	(21)
Closing/Ending balance		292	[5]	307
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance		1,433
Business activity in the year		10
Changes to models used for calculation	[2]	(7)
Net drawdowns and repayments		1,018
Final repayments		(31)
Disposals	[3]	(32)
Write-offs	[4]	(1,168)
Closing/Ending balance		1,471	[5]	1,433
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance		359
Business activity in the year		0
Changes to models used for calculation	[2]	0
Net drawdowns and repayments		220
Final repayments		(91)
Disposals	[3]	0
Write-offs	[4]	(104)
Closing/Ending balance		383	[5]	£ 359
Transfers from Stage 1 to Stage 2 [Member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 1 to Stage 2 [Member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 1 to Stage 2 [Member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 1 to Stage 2 [Member] | Impairment allowance [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 1 to Stage 2 [Member] | Impairment allowance [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 1 to Stage 2 [Member] | Impairment allowance [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 1 to Stage 2 [Member] | Stage 1 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		(320)
Transfers from Stage 1 to Stage 2 [Member] | Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		(1,611)
Transfers from Stage 1 to Stage 2 [Member] | Stage 1 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		(2,465)
Transfers from Stage 1 to Stage 2 [Member] | Stage 1 [member] | Impairment allowance [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		(1)
Transfers from Stage 1 to Stage 2 [Member] | Stage 1 [member] | Impairment allowance [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		(41)
Transfers from Stage 1 to Stage 2 [Member] | Stage 1 [member] | Impairment allowance [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		(6)
Transfers from Stage 1 to Stage 2 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		320
Transfers from Stage 1 to Stage 2 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		1,611
Transfers from Stage 1 to Stage 2 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		2,465
Transfers from Stage 1 to Stage 2 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		1
Transfers from Stage 1 to Stage 2 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		41
Transfers from Stage 1 to Stage 2 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		6
Transfers from Stage 1 to Stage 2 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 1 to Stage 2 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 1 to Stage 2 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 1 to Stage 2 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 1 to Stage 2 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 1 to Stage 2 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 2 to Stage 1 [Member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 2 to Stage 1 [Member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 2 to Stage 1 [Member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 2 to Stage 1 [Member] | Impairment allowance [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 2 to Stage 1 [Member] | Impairment allowance [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 2 to Stage 1 [Member] | Impairment allowance [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 2 to Stage 1 [Member] | Stage 1 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		301
Transfers from Stage 2 to Stage 1 [Member] | Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		2,134
Transfers from Stage 2 to Stage 1 [Member] | Stage 1 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		2,905
Transfers from Stage 2 to Stage 1 [Member] | Stage 1 [member] | Impairment allowance [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		11
Transfers from Stage 2 to Stage 1 [Member] | Stage 1 [member] | Impairment allowance [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		312
Transfers from Stage 2 to Stage 1 [Member] | Stage 1 [member] | Impairment allowance [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		42
Transfers from Stage 2 to Stage 1 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		(301)
Transfers from Stage 2 to Stage 1 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		(2,134)
Transfers from Stage 2 to Stage 1 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		(2,905)
Transfers from Stage 2 to Stage 1 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		(11)
Transfers from Stage 2 to Stage 1 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		(312)
Transfers from Stage 2 to Stage 1 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		(42)
Transfers from Stage 2 to Stage 1 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 2 to Stage 1 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 2 to Stage 1 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 2 to Stage 1 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 2 to Stage 1 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 2 to Stage 1 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers to Stage 3 [Member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers to Stage 3 [Member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers to Stage 3 [Member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers to Stage 3 [Member] | Impairment allowance [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers to Stage 3 [Member] | Impairment allowance [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers to Stage 3 [Member] | Impairment allowance [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers to Stage 3 [Member] | Stage 1 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		(103)
Transfers to Stage 3 [Member] | Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		(585)
Transfers to Stage 3 [Member] | Stage 1 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		(305)
Transfers to Stage 3 [Member] | Stage 1 [member] | Impairment allowance [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers to Stage 3 [Member] | Stage 1 [member] | Impairment allowance [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		(15)
Transfers to Stage 3 [Member] | Stage 1 [member] | Impairment allowance [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		(1)
Transfers to Stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		(94)
Transfers to Stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		(524)
Transfers to Stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		(381)
Transfers to Stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		(12)
Transfers to Stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		(244)
Transfers to Stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		(13)
Transfers to Stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		197
Transfers to Stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		1,109
Transfers to Stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		686
Transfers to Stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		12
Transfers to Stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		259
Transfers to Stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		14
Transfers from Stage 3 [Member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 3 [Member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 3 [Member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 3 [Member] | Impairment allowance [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 3 [Member] | Impairment allowance [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 3 [Member] | Impairment allowance [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 3 [Member] | Stage 1 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		13
Transfers from Stage 3 [Member] | Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		4
Transfers from Stage 3 [Member] | Stage 1 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		52
Transfers from Stage 3 [Member] | Stage 1 [member] | Impairment allowance [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 3 [Member] | Stage 1 [member] | Impairment allowance [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		3
Transfers from Stage 3 [Member] | Stage 1 [member] | Impairment allowance [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		70
Transfers from Stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		16
Transfers from Stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		92
Transfers from Stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		2
Transfers from Stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		8
Transfers from Stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		15
Transfers from Stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		(83)
Transfers from Stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		(20)
Transfers from Stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		(144)
Transfers from Stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages		(2)
Transfers from Stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages		(11)
Transfers from Stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages		£ (15)

[1]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £120.1bn (1 January 2018: £128.1bn) and impairment allowance of £11m (1 January 2018: £9m). This comprises £9m ECL on £119.6bn stage 1 assets and £2m on £0.5bn stage 2 fair value through other comprehensive income assets.

[2]

Changes to models used for calculation include a £48m movement in Credit cards, unsecured loans and other retail lending and a £28m movement in Wholesale loans . These reflect methodology changes made during the year. Barclays continually review the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. Th is ensures that the models used continue to reflect the risks inherent across the businesses.

[3]

The £787m movement of gross loans and advances disposed of across Home Loans relates to the sale of a portfolio of mortgages from the Italian loan book. The £54m disposal reported within Credit cards, unsecured loans and other retail lending portfolio relates to debt sa les undertaken during the year.

[4]

In 2019, gross write-offs amounted to £1, 293 m (2018: £1,456m) and post write-off recoveries amounted to £73m (2018: £86m). Net write-offs represent gross write-offs less post write-off recoverie s and amounted to £1,220 m (2018: £1,370m).

[5]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive in come, accrued income and sundry debtors. These have a total gross exposure of £125.5bn (December 2018: £120.1bn) and impairment allowance of £22m (December 2018: £11m). This comprises £10m ECL (December 2018 £9m) on £124.7bn stage 1 assets (December 2018: £119.6bn) and £2m (December 2018: £2m) on £0.8bn stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2018: £0.5bn) and £10m (December 2018: £ nil ) on £10m Stage 3 other assets (December 2018: £nil ).

[6]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £120.1bn (1 January 2018: £128.1bn) and impairment allowance of £11m (1 January 2018: £9m). This comprises £9m ECL on £119.6bn stage 1 assets and £2m on £0.5bn stage 2 fair value through other comprehensive income assets.